Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.51%
Australia–6.57%
Dyno Nobel Ltd.	2,208,898	$4,153,751
Hansen Technologies Ltd.	411,420	1,580,422
Mineral Resources Ltd.(a)	129,085	2,331,558
Orora Ltd.	1,510,138	2,004,279
QBE Insurance Group Ltd.	293,699	4,356,794
Rio Tinto PLC	63,048	3,755,100
Westpac Banking Corp.	111,779	2,413,323
Woodside Energy Group Ltd.	451,377	7,638,372
		28,233,599
China–26.41%
Airtac International Group	185,000	5,261,680
Alibaba Group Holding Ltd.	523,600	7,872,203
Autohome, Inc., ADR	87,157	2,361,083
China Oilfield Services Ltd., H Shares	2,370,000	2,104,865
China Resources Beer (Holdings) Co. Ltd.	1,159,500	3,855,211
ENN Energy Holdings Ltd.	598,469	4,877,532
Full Truck Alliance Co. Ltd., ADR	577,455	6,669,605
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	385,816	2,781,568
Gree Electric Appliances, Inc. of Zhuhai	407,000	2,578,643
H World Group Ltd.	364,800	1,138,614
H World Group Ltd., ADR(c)	51,925	1,621,099
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	1,532,209	5,832,726
JD.com, Inc., A Shares	406,100	6,400,921
JD.com, Inc., ADR	61,505	1,936,792
Minth Group Ltd.	1,000,000	3,301,038
NetEase, Inc.	504,100	13,178,303
Sany Heavy Industry Co. Ltd., A Shares	938,000	2,596,491
Sunresin New Materials Co. Ltd., A Shares	85,610	614,688
Tencent Holdings Ltd.	354,900	24,847,329
Tencent Music Entertainment Group	229,000	2,408,833
Tencent Music Entertainment Group, ADR	44,519	934,454
Tingyi Cayman Islands Holding Corp.	1,570,881	2,322,175
Vipshop Holdings Ltd., ADR	334,334	5,045,100
Wuliangye Yibin Co. Ltd., A Shares	176,938	2,976,116
		113,517,069
Hong Kong–6.29%
AIA Group Ltd.	1,250,800	11,662,666
CK Asset Holdings Ltd.	1,305,000	5,979,769
CK Hutchison Holdings Ltd.	695,000	4,523,756
Jardine Matheson Holdings Ltd.	89,735	4,872,732
		27,038,923
India–8.65%
Cyient Ltd.	38,553	527,820
Delhivery Ltd.(a)	521,771	2,522,394
Emami Ltd.	588,983	4,022,751
HDFC Bank Ltd.	37,318	856,385
HDFC Bank Ltd., ADR(c)	237,525	18,234,794
Shares		Value
India–(continued)
ICICI Bank Ltd., ADR	160,554	$5,410,670
SBI Life Insurance Co. Ltd.(b)	37,391	782,237
Shriram Finance Ltd.	675,541	4,838,288
		37,195,339
Indonesia–5.54%
PT Astra International Tbk	11,058,562	3,418,427
PT Bank Negara Indonesia (Persero) Tbk	12,795,740	3,103,077
PT Bank Rakyat Indonesia (Persero) Tbk	20,648,900	4,623,918
PT Indocement Tunggal Prakarsa Tbk	1,095,800	348,655
PT Kalbe Farma Tbk	62,393,776	5,396,455
PT Pakuwon Jati Tbk	126,813,276	2,710,277
PT Telkom Indonesia (Persero) Tbk	23,836,758	4,185,614
		23,786,423
Macau–1.01%
Sands China Ltd.	1,798,246	4,353,135
Malaysia–1.43%
Heineken Malaysia Bhd.	1,088,792	6,098,212
KPJ Healthcare Bhd.	67,904	41,156
		6,139,368
Singapore–4.98%
ComfortDelGro Corp. Ltd.	1,350,000	1,587,095
Grab Holdings Ltd., Class A(a)	1,161,712	5,680,772
Sea Ltd., ADR(a)	15,699	2,459,249
United Overseas Bank Ltd.	420,600	11,685,419
		21,412,535
South Africa–1.89%
Anglo American PLC	243,741	6,858,407
Valterra Platinum Ltd.(a)	28,319	1,264,102
		8,122,509
South Korea–13.06%
Hyundai Mobis Co. Ltd.	22,045	4,651,927
KB Financial Group, Inc.	25,929	2,060,011
LEENO Industrial, Inc.	1,110	37,699
LG Chem Ltd.	7,208	1,549,755
LG H&H Co. Ltd.	16,036	3,634,980
NAVER Corp.	29,552	4,973,457
Samsung E&A Co. Ltd.	220,999	4,190,618
Samsung Electronics Co. Ltd.	422,635	21,539,144
Samsung Electronics Co. Ltd., Preference Shares	158,973	6,545,625
Samsung Fire & Marine Insurance Co. Ltd.	15,511	4,896,657
Tokai Carbon Korea Co. Ltd.	26,942	2,062,651
		56,142,524
Taiwan–15.01%
Hon Hai Precision Industry Co. Ltd.	525,000	3,087,252
Largan Precision Co. Ltd.	92,000	7,215,849
MediaTek, Inc.	152,000	6,883,254
Taiwan Semiconductor Manufacturing Co. Ltd.	1,101,464	42,405,540
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Equity Fund

Shares		Value
Taiwan–(continued)
Yageo Corp.	280,000	$4,920,058
		64,511,953
Thailand–3.03%
Central Pattana PCL, Foreign Shares	76,957	122,656
Kasikornbank PCL, Foreign Shares	2,609,277	12,902,449
		13,025,105
United States–2.18%
EPAM Systems, Inc.(a)	30,012	4,733,193
Newmont Corp., CDI	75,373	4,649,083
		9,382,276
Vietnam–0.46%
Vietnam Dairy Products JSC	845,000	1,972,540
Total Common Stocks & Other Equity Interests (Cost $335,653,178)		414,833,298
Money Market Funds–3.27%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	4,919,761	4,919,761
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	9,136,741	9,136,741
Total Money Market Funds (Cost $14,056,502)		14,056,502
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.78% (Cost $349,709,680)		428,889,800
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.66%
Invesco Private Government Fund, 4.32%(d)(e)(f)	5,597,351	$5,597,351
Invesco Private Prime Fund, 4.46%(d)(e)(f)	14,411,722	14,414,604
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,011,955)		20,011,955
TOTAL INVESTMENTS IN SECURITIES—104.44% (Cost $369,721,635)		448,901,755
OTHER ASSETS LESS LIABILITIES–(4.44)%		(19,070,823)
NET ASSETS–100.00%		$429,830,932
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $3,563,805, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,224,755	$47,154,192	$(45,459,186)	$-	$-	$4,919,761	$134,321
Invesco Treasury Portfolio, Institutional Class	6,011,717	87,572,071	(84,447,047)	-	-	9,136,741	249,087
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,239,365	31,463,109	(27,105,123)	-	-	5,597,351	88,811*
Invesco Private Prime Fund	3,232,685	81,546,778	(70,363,111)	-	(1,748)	14,414,604	238,639*
Total	$13,708,522	$247,736,150	$(227,374,467)	$-	$(1,748)	$34,068,457	$710,858

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$28,233,599	$—	$28,233,599
China	18,568,133	94,948,936	—	113,517,069
Hong Kong	—	27,038,923	—	27,038,923
India	23,645,464	13,549,875	—	37,195,339
Indonesia	—	23,786,423	—	23,786,423
Macau	—	4,353,135	—	4,353,135
Malaysia	—	6,139,368	—	6,139,368
Singapore	8,140,021	13,272,514	—	21,412,535
South Africa	1,264,102	6,858,407	—	8,122,509
South Korea	—	56,142,524	—	56,142,524
Taiwan	—	64,511,953	—	64,511,953
Thailand	—	13,025,105	—	13,025,105
United States	4,733,193	4,649,083	—	9,382,276
Vietnam	—	1,972,540	—	1,972,540
Money Market Funds	14,056,502	20,011,955	—	34,068,457
Total Investments	$70,407,415	$378,494,340	$—	$448,901,755
Invesco Asia Pacific Equity Fund